Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
Academy Veteran Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%	4.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%	3.92%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%	4.36%